Shareholders' Equity (Details) - Summary of company's share option activity $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Summary of company's share option activity [Abstract]
Number of Options, Outstanding, Beginning balance | shares	686,456
Weighted average exercise price Outstanding, Beginning balance | $ / shares	$ 18.66
Weighted- average remaining contractual term, Outstanding, Beginning balance	6 years 10 months 13 days
Aggregate intrinsic value, Outstanding, Beginning balance | $	$ 48,375
Number of shares upon exercise, Outstanding, Ending balance | shares	451,979
Weighted average exercise price, Outstanding, Ending balance | $ / shares	$ 19.6
Weighted- average remaining contractual term, Outstanding, Ending balance	6 years 29 days
Aggregate intrinsic value, Outstanding, Ending balance | $	$ 56,296
Number of shares upon exercise, Exercisable | shares	296,525
Weighted average exercise price, Exercisable | $ / shares	$ 15.32
Weighted- average remaining contractual term, Exercisable	5 years 4 months 17 days
Aggregate intrinsic value, Exercisable | $	$ 38,203
Number of shares upon exercise, Granted | shares	5,005
Weighted average exercise price, Granted | $ / shares	$ 125.25
Weighted-Average Remaining Contractual Term, Granted
Aggregate intrinsic value, Granted | $
Number of shares upon exercise, Exercised | shares	(217,547)
Weighted average exercise price, Exercised | $ / shares	$ 19.04
Weighted-Average Remaining Contractual Term, Exercised
Aggregate intrinsic value, Exercised | $	$ 11,951
Number of shares upon exercise, Forfeited | shares	(21,935)
Weighted average exercise price, Forfeited | $ / shares	$ 19.12
Weighted-Average Remaining Contractual Term, Forfeited
Aggregate intrinsic value, Forfeited | $